Equity (Details)		1 Months Ended		12 Months Ended
	Jul. 10, 2018 HKD ($) shares	Mar. 30, 2020 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Jul. 10, 2018 $ / shares	Jul. 10, 2018 $ / shares
Equity (Details) [Line Items]
Ordinary shares		531,005	318,601,222	3,050,701		500,000,000	318,601,222
Share price | (per share)			$ 0.0001			$ 0.0001			$ 0.01
Authorized share capital (in Dollars) | $	$ 380,000
Stock Issued During Period, Shares, New Issues	38,000,000		500,000,000
Repurchased ordinary shares			47,035				47,035
Cancellation unissued shares (in Dollars per share) | $ / shares							$ 0.01
Converted ordinary shares		48,391,607
Transaction description				on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of Holdco. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.
Issued and outstanding ordinary shares percentage				1.00%
Ordinary shares, issued					48,391,607
Ordinary shares, outstanding					56,874,548
Warrant outstanding				12,705,000
Reduced exercise price (in Dollars per share) | $ / shares				$ 1.40
Warrant description				The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 Warrants as part of the tender offer. In addition, 2,629,812 Warrants to purchase Ordinary Shares were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 Ordinary Shares. The Company offered its existing loyal Warrant holders the opportunity to exercise their Warrants at $1.40 from the initial Warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding Warrants were exercised in the tender offer.
Agent fees (in Dollars) | $				$ 5,730,000
Meten International [Member]
Equity (Details) [Line Items]
Share price | $ / shares								$ 0.01
Stock Issued During Period, Shares, New Issues	47,035
EdtechX [Member]
Equity (Details) [Line Items]
Ordinary shares		318,601,222	1,971,505				1,971,505
Investment cost (in Dollars) | $				$ 20,000
Share purchase				2,000,000